RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS - Disclosure of currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 68,994		$ 86,175	$ 3,534
Restricted cash	187		619
Trade receivables	981		7,506
Accounts payable and accrued liabilities	(1,328)		(5,731)
Advances from joint venture partners	(2,404)		$ (616)
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 50,947
Restricted cash		1,387
Trade receivables		372
Accounts payable and accrued liabilities		(598)
Advances from joint venture partners		(1,771)
Net exposure	$ 65,518	$ 50,337